EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING JULY 31, 2007
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of August 20, 2007 and with respect to the performance of the Trust during the Monthly Period of July 1, 2007 through July 31, 2007 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is August 17, 2007.
The Determination Date with respect to the current calendar month is August 10, 2007.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

Total amount of
	CUSIP Number	principal to be paid	Per $1,000
NOTHING TO REPORT
II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of
	CUSIP Number	interest to be paid	Per $1,000

2005-A1	00761H BJ 9	$1,160,347.22	4.64139
2005-A2	00761H BK 6	$1,055,937.50	4.69306
2005-A3	00761H BM 2	$979,166.67	3.91667
2005-A4	00761H BN 0	$593,750.00	3.95833
2005-A5	00761H BP 5	$926,555.56	4.63278
2006-A1	00761H BQ 3	$858,333.33	4.29167
2006-A2	00761H BR 1	$1,149,583.33	4.59833
2006-A3	00761H BS 9	$1,104,166.67	4.41667
2006-A4	00761H BT 7	$1,387,250.00	4.62417
2006-A5	00761H BV 2	$850,000.00	4.25000
2006-A6	00761H BW 0	$1,151,736.11	4.60694
2006-A7	00761H BX 8	$919,666.67	4.59833
2007-A1	00761H BZ 3	$924,833.33	4.62417
2007-A2	00761H CK 5	$937,500.00	4.16667
2007-A3	00761H CL 3	$926,555.56	4.63278
2007-A4	00761H CM 1	$921,388.89	4.60694
2005-B1	00761H BH 3	$490,833.33	4.90833
2006-B1		$486,527.78	4.86528
2006-B2	00761H BU 4	$599,548.61	4.79639
2007-B1	00761H CA 7	$479,638.89	4.79639
2007-B2	00761H CN 9	$305,555.56	3.05556
2004-C1	00761H BG 5	$548,527.78	5.48528
2005-C1	00761H BL 4	$502,027.78	5.02028
2006-C1	00761H BY 6	$699,222.22	4.99444
2004-D1	00761H CC 3	$88,866.67	8.88667
2005-D1	00761H CD 1	$126,066.67	6.30333
2005-D2	00761H CE 9	$157,583.33	6.30333
2006-D1	00761H CF 6	$99,716.67	6.64778
2006-D2	00761H CG 4	$162,965.28	6.51861
2006-D3	00761H CH 2	$189,100.00	6.30333
2007-D1	00761H CB 5	$144,666.67	5.78667

III. Information regarding the performance of the Advanta Business Card Master Trust

1.	The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$1,093,074,821.87

2.	The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$83,262,957.44

2a.	Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$19,527,611.09

2b.	Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$1,942,179.59

3.	The Defaulted Amount for the Monthly Period preceding such Payment Date	$20,131,114.07

4.	The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	3.78%

5.	The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$5,658,850,178.48

6.	The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,740,256,436.35

7.	The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$71,786,201.24

8.	The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$74,561,196.89

9.	The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,875,171,046.00

10.	The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$865,085,390.35

11.	The transferor percentage as of the end of the Monthly Period preceding such Payment Date	15.07%

12.	The Required Transferor Percentage	6.00%

13.	The Required Transferor Interest	$344,415,386.18

14.	The monthly principal payment rate for the Monthly Period preceding such Payment Date	19.32%

15.	The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16.	The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of	Aggregate
	Total Receivables	Account Balance

(a) Delinquent between 30 days and 59 days	0.91%	$52,814,363.07
(b) Delinquent between 60 days and 89 days	0.66%	$38,142,827.62
(c) Delinquent between 90 days and 119 days	0.54%	$31,172,447.18
(d) Delinquent between 120 days and 149 days	0.45%	$26,508,910.11
(e) Delinquent between 150 days and 179 days	0.43%	$24,961,447.99
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	2.99%	$173,599,995.97

IV. Information regarding the AdvantaSeries
     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

		Outstanding	Adjusted
	Initial Principal	Principal	Outstanding	Invested	Adjusted Invested
	Balance	Balance	Principal Balance	Amount	Amount

2005-A1	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A4	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00
2005-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2007-A3	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A4	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00

Total Class A	$3,550,000,000.00	$3,550,000,000.00	$3,550,000,000.00	$3,550,000,000.00	$3,550,000,000.00

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D1	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00
2005-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00

Total AdvantaSeries	$4,565,000,000.00	$4,565,000,000.00	$4,565,000,000.00	$4,565,000,000.00	$4,565,000,000.00

2.	Weighted Average Floating Allocation Amount for the related Monthly Period	$4,468,225,806.45

3.	The Floating Investor Percentage with respect to the period:

	July 1, 2007 through July 19, 2007	78.9029548%

	July 20, 2007 through July 30, 2007	76.9079424%

	July 31, 2007	78.7906402%

4.	The Fixed Investor Percentage with respect to the period:

	July 1, 2007 through July 19, 2007	78.9029548%

	July 20, 2007 through July 30, 2007	76.9079424%

	July 31, 2007	78.7906402%

5.	The amount of Investor Principal Collections applicable to the AdvantaSeries	$854,925,057.68

6a.	The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$48,484,314.61

6b.	Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$16,862,313.41

7.	The AdvantaSeries Defaulted Amount for the related Monthly Period	$15,825,928.58

8.	The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$7,441,666.67

9.	AdvantaSeries performance for the related Monthly Period

	a. The cash yield for the related Monthly Period	17.55%

	b. The default rate for the related Monthly Period	4.25%

	c. The Net Portfolio Yield for the related Monthly Period	13.30%

	d. The Base Rate for the related Monthly Period	7.41%

	e. The Excess Spread Percentage for the related Monthly Period	5.89%

	f. The Quarterly Excess Spread Percentage	6.21%

	i) Excess Spread Percentage related to Jul-07	5.89%

	ii) Excess Spread Percentage related to Jun-07	6.43%

	iii) Excess Spread Percentage related to May-07	6.31%

	g. The average Excess Spread Amount for the three preceding Monthly Periods	$21,483,245.71

	i) Excess Spread Amount related to Jul-07	$21,151,414.69

	ii) Excess Spread Amount related to Jun-07	$21,944,107.60

	iii) Excess Spread Amount related to May-07	$21,354,214.85

10.	Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from July 20, 2007 through and including August 19, 2007		5.32000%

11.	Required interest payments

			Amounts withdrawn
	Required interest	Interest	from the Collection
	amounts with respect	shortfalls and	Account for payment
	to the current	additional interest	of required	Unpaid required
	Interest Period	from prior periods	interest amounts	interest amounts

2005-A1	$1,160,347.22	$—	$1,160,347.22	$—
2005-A2	$1,055,937.50	$—	$1,055,937.50	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A4	$593,750.00	$—	$593,750.00	$—
2005-A5	$926,555.56	$—	$926,555.56	$—
2006-A1	$858,333.33	$—	$858,333.33	$—
2006-A2	$1,149,583.33	$—	$1,149,583.33	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$1,387,250.00	$—	$1,387,250.00	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$1,151,736.11	$—	$1,151,736.11	$—
2006-A7	$919,666.67	$—	$919,666.67	$—
2007-A1	$924,833.33	$—	$924,833.33	$—
2007-A2	$937,500.00	$—	$937,500.00	$—
2007-A3	$926,555.56	$—	$926,555.56	$—
2007-A4	$921,388.89	$—	$921,388.89	$—

Total Class A	$15,846,770.84	$—	$15,846,770.84	$—

2005-B1	$490,833.33	$—	$490,833.33	$—
2006-B1	$486,527.78	$—	$486,527.78	$—
2006-B2	$599,548.61	$—	$599,548.61	$—
2007-B1	$479,638.89	$—	$479,638.89	$—
2007-B2	$305,555.56	$—	$305,555.56	$—

Total Class B	$2,362,104.17	$—	$2,362,104.17	$—

2004-C1	$548,527.78	$—	$548,527.78	$—
2005-C1	$502,027.78	$—	$502,027.78	$—
2006-C1	$699,222.22	$—	$699,222.22	$—

Total Class C	$1,749,777.78	$—	$1,749,777.78	$—

2004-D1	$88,866.67	$—	$88,866.67	$—
2005-D1	$126,066.67	$—	$126,066.67	$—
2005-D2	$157,583.33	$—	$157,583.33	$—
2006-D1	$99,716.67	$—	$99,716.67	$—
2006-D2	$162,965.28	$—	$162,965.28	$—
2006-D3	$189,100.00	$—	$189,100.00	$—
2007-D1	$144,666.67	$—	$144,666.67	$—

Total Class D	$968,965.29	$—	$968,965.29	$—

Total AdvantaSeries	$20,927,618.08	$—	$20,927,618.08	$—

12. Principal Funding Account

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding

Total [Class]

Total
NOTHING TO REPORT

13.	Coverage Funding Required Amounts

	a. Coverage Funding Amount as of the end of the related Monthly Period	$—

	b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

	c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

	d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14.	Cash Collateral Account

	a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$66,975,000.00

	b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$1,500,000.00

	c. Interest earnings since the preceding Payment Date	$296,582.45

	d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

	e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

	f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

	g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

	h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$296,582.45

	i. Ending Cash Collateral Account balance on the related Payment Date	$68,475,000.00

	j. The Required Cash Collateral Account Amount on the related Payment Date	$68,475,000.00

	k. The Available Cash Collateral Account Amount on the related Payment Date	$68,475,000.00

	l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15.	Spread Account

	a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

	b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

	c. Interest earnings since the preceding Payment Date	$—

	d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

	e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

	f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

	g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

	h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

	i. Ending Spread Account balance on the related Payment Date	$—

	j. The Required Spread Account Amount on the related Payment Date	$—

16.	Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess of
				Subordinated
				Notes over
	Required	Required		Required
	subordination	Subordinated		Subordinated
	percentage	Amount	Subordinated Notes	Amount
Class A	18.3432%	$651,183,600	$1,015,000,000	$363,816,400
Class B	7.5269%	$306,721,175	$490,000,000	$183,278,825
Class C	2.5641%	$113,205,015	$150,000,000	$36,794,985

17. Adjusted Invested Amount

				Increase from
				reimbursements
				of Adjusted
				Invested Amount
		Initial		Deficits and
		Principal	Increase from	reductions due
	Beginning	Balances and	the withdrawal	to reallocation	Reduction
	Adjusted	any increases	of the Coverage	of Available	due to amounts
	Invested	from the	Funding Excess	Principal	deposited into	Ending Adjusted
	Amount for	issuance of	Amount from the	Collections	the Principal	Invested Amount
	the related	any additional	Principal Funding	and Investor	Funding	for the related
	Monthly Period	Notes	Sub-Account	Charge-Offs	Sub-Account	Monthly Period

2005-A1	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A4	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A7	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2007-A3	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A4	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00

Total Class A	$3,550,000,000.00	$—	$—	$—	$—	$3,550,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$—	$100,000,000.00	$—	$—	$—	$100,000,000.00

Total Class B	$425,000,000.00	$100,000,000.00	$—	$—	$—	$525,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$340,000,000.00	$—	$—	$—	$—	$340,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$10,000,000.00
2005-D1	$20,000,000.00	$—	$—	$—	$—	$20,000,000.00
2005-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$30,000,000.00
2007-D1	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00

Total Class D	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00

Total AdvantaSeries	$4,465,000,000.00	$100,000,000.00	$—	$—	$—	$4,565,000,000.00

Advanta Bank Corp. as Servicer
By:	/s/ DAVID B. WEINSTOCK
	Name:	David B. Weinstock
	Title:	Vice President